Goodwill and intangible assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance	$ 17,564	$ 17,316
Dispositions	(65)
Foreign currency translation	(149)	248
Ending balance	17,350	17,564
Investment Services
Goodwill [Roll Forward]
Beginning balance	8,389	8,269
Dispositions	0
Foreign currency translation	(56)	120
Ending balance	8,333	8,389
Investment Management
Goodwill [Roll Forward]
Beginning balance	9,128	9,000
Dispositions	(65)
Foreign currency translation	(93)	128
Ending balance	8,970	9,128
Other
Goodwill [Roll Forward]
Beginning balance	47	47
Dispositions	0
Foreign currency translation	0	0
Ending balance	$ 47	$ 47